INTANGIBLE ASSETS (Summary of Intangible Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Reclassified to assets held for sale (note 5), Cost	$ (277.4)	$ (0.1)
Intangible assets, Cost	841.4	785.0
Intangible assets, reclassified to assets held for sale (note 5), Accumulated amortization	28.7
Intangible assets, Accumulated amortization	(129.5)	(196.2)
Intangible assets, Reclassified to assets held for sale (note 5), Net book value	(248.7)	(0.1)
Intangible assets, Net book value	711.9	588.8
Extraction And Transmission (E&T) Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	26.6	26.6
Intangible assets before reclassifications, Accumulated amortization	(14.3)	(13.4)
Intangible assets before reclassifications, Net book value	12.3	13.2
Electricity Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	269.5	603.1
Intangible assets before reclassifications, Accumulated amortization	(25.9)	(108.5)
Intangible assets before reclassifications, Net book value	243.6	494.6
Energy Services Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	176.1	10.2
Intangible assets before reclassifications, Accumulated amortization	(33.8)	(8.1)
Intangible assets before reclassifications, Net book value	142.3	2.1
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	293.9	126.8
Intangible assets before reclassifications, Accumulated amortization	(77.7)	(61.6)
Intangible assets before reclassifications, Net book value	216.2	65.2
Land Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	1.4	11.0
Intangible assets before reclassifications, Accumulated amortization	(0.2)	(2.4)
Intangible assets before reclassifications, Net book value	1.2	8.6
Commodity Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	346.3
Intangible assets before reclassifications, Accumulated amortization	(6.3)
Intangible assets before reclassifications, Net book value	340.0
Franchise And Consents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets before reclassifications, Cost	5.0	7.4
Intangible assets before reclassifications, Accumulated amortization		(2.2)
Intangible assets before reclassifications, Net book value	$ 5.0	$ 5.2